DEFERRED REVENUES	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUES
NOTE 8:-	deferred revenues
Deferred revenues consisted of the following:

	December 31,
	2019	2018

Security subscriptions	$613.1	$554.2
Software updates and maintenance	757.4	765.9
Other	16.2	17.9

	$1,386.7	$1,338.0

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheets. Substantially all of

the
remaining deferred revenues are presented as long term deferred revenues and are recognized for a period greater than one year and up to five years